Accounts Payable and Accrued Liabilities and Compensation (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Accounts Payable and Accrued Liabilities and Compensation
Schedule of components of accrued liabilities

The components of accrued liabilities and compensation are as follows (in thousands):

	February 28, 2023	May 31, 2022
Compensation and related expense	$410	$1,522
Legal fees and settlement	1,207	2,006
Clinical expense	913	3,727
Accrued inventory charges and expenses	4,075	1,392
License fees	628	150
Lease payable	138	134
Investor proceeds held in escrow	897	—
Other liabilities	30	64
Total accrued liabilities	$8,298	$8,995

	As of May 31,
(in thousands)	2022	2021
Compensation and related expense	$1,504	$4,005
Legal fees and settlement	2,006	11,008
Clinical expense	3,727	1,462
Other liabilities	1,624	2,598
Total accrued liabilities	$8,861	$19,073